Trade and Other Receivables - Movements in Expected Credit Loss Allowance (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets at beginning of period	£ 4,023	£ 3,537
Provided in the year	6,181	4,628
Released in the year	(5,249)	(3,889)
Utilised in the year	(301)	(492)
Effect of foreign exchange translations	(160)	239
Allowance account for credit losses of financial assets at end of period	£ 4,494	£ 4,023